Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

As at December 31	Note	C$ Principal Amount		2013	2012

Canadian Dollar Denominated Debt
Revolving credit and term loan borrowings	A	$-	$		$-
Canadian Unsecured Notes:	B
5.80% due January 18, 2018		750		705	754
		$750		705	754

U.S. Dollar Denominated Debt
Revolving credit and term loan borrowings	A				-
U.S. Unsecured Notes:	B
4.75% due October 15, 2013				-	500
5.80% due May 1, 2014				1,000	1,000
5.90% due December 1, 2017				700	700
6.50% due May 15, 2019				500	500
3.90% due November 15, 2021				600	600
8.125% due September 15, 2030				300	300
7.20% due November 1, 2031				350	350
7.375% due November 1, 2031				500	500
6.50% due August 15, 2034				750	750
6.625% due August 15, 2037				500	500
6.50% due February 1, 2038				800	800
5.15% due November 15, 2041				400	400
				6,400	6,900
Total Principal	F			7,105	7,654

Increase in Value of Debt Acquired	C			40	46
Debt Discounts	D			(21)	(25)
Current Portion of Long-Term Debt	E			(1,000)	(500)
				$6,124	$7,175

Schedule Of Current Portion Of Long-Term Debt

	C$ Principal
As at December 31	Amount	2013	2012

4.75% due October 15, 2013	$-	$-	$500
5.80% due May 1, 2014	-	1,000	-
	$-	$1,000	$500

Mandatory Debt Payments

		C$ Principal	US$ Principal	Total US$
As at December 31		Amount	Amount	Equivalent

2014	$		$1,000	$1,000
2015		-	-	-
2016		-	-	-
2017		-	700	700
2018		750	-	705
Thereafter		-	4,700	4,700
Total		$750	$6,400	$7,105